Condensed Consolidated Statements of Changes in Members' Equity and Total Equity - USD ($) $ in Thousands	Total	Member Units [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interests [Member]	Common Class A [Member]	Common Class A [Member] Member Units [Member]	Common Class B [Member]	Common Class B [Member] Member Units [Member]	Legacy Class A [Member]	Legacy Class A [Member] Member Units [Member]	Legacy Class B [Member] Member Units [Member]
Balance at Beginning at Dec. 31, 2018	$ 73,827		$ (42,598)	$ 38,925								$ 77,500
Balance at Beginning, shares at Dec. 31, 2018												7,750,000	88,716
Adoption of ASC 606 (See Note 2)	5,415		5,415
Distribution to members	(468)		(468)
Vesting of Class B Units and unit-based compensation, Shares													180,137
Recapitalization (See Note 12)	(97,449)		31,844	(51,793)								$ (77,500)
Recapitalization (See Note 12), Shares												(7,750,000)	(268,853)
Capital contribution (See Note 3 and 12)	1,267,257							$ 1,267,257
Capital contribution (See Note 3 and 12), Shares								126,725,743
Impacts of Reorganization Transactions and Intial Public Offering IPO
Net loss subsequent to Reorganization Transactions	12,868			12,868
Equity-based compensation subsequent to Reorganization Transactions	5,807		5,807
Balance at Ending at Jul. 15, 2019	1,267,257	$ 97,449	(31,844)	51,793				$ 1,267,257				$ 77,500
Balance at Ending, shares at Jul. 15, 2019								126,725,743				7,750,000	268,853
Distribution to members	(6,492)			(6,492)
Capital contribution (See Note 3 and 12)	3,997							$ 3,997
Capital contribution (See Note 3 and 12), Shares								399,692
Impacts of Reorganization Transactions and Intial Public Offering IPO
Net loss subsequent to Reorganization Transactions	(49,266)			(49,266)
Equity-based compensation subsequent to Reorganization Transactions	744									$ 744
Balance at Ending at Dec. 31, 2019	1,216,240			(55,758)				$ 1,271,254
Balance at Ending, shares at Dec. 31, 2019								127,125,435		744
Balance at Ending at Dec. 31, 2019	1,216,240	1,216,240
Equity-based compensation		430
Impacts of Reorganization Transactions and Intial Public Offering IPO
Net loss subsequent to Reorganization Transactions		(13,835)
Balance at Ending at Mar. 31, 2020		1,202,835
Balance at Beginning at Dec. 31, 2019	1,216,240	1,216,240
Balance at Beginning at Dec. 31, 2019	1,216,240			(55,758)				$ 1,271,254
Balance at Beginning, shares at Dec. 31, 2019								127,125,435		744
Impacts of Reorganization Transactions and Intial Public Offering IPO
Net loss subsequent to Reorganization Transactions	(35,295)
Balance at Ending at Sep. 30, 2020		1,180,168
Balance at Beginning at Dec. 31, 2019	1,216,240	1,216,240
Balance at Beginning at Dec. 31, 2019	1,216,240			(55,758)				$ 1,271,254
Balance at Beginning, shares at Dec. 31, 2019								127,125,435		744
Distribution to members	(2,940)			(2,940)
Vesting of Class B Units	1,747									$ 1,747
Vesting of Class B Units and unit-based compensation, Shares										474,920
Capital contribution (See Note 3 and 12)	31,804							$ 31,804
Capital contribution (See Note 3 and 12), Shares								3,120,555
Comprehensive loss	(131)				$ (131)
Impacts of Reorganization Transactions and Intial Public Offering IPO
Net loss subsequent to Reorganization Transactions	(51,157)			(51,157)
Balance at Ending at Dec. 31, 2020	1,195,563			(109,855)	(131)			$ 1,303,058		$ 2,491
Balance at Ending, shares at Dec. 31, 2020								130,245,990		474,920
Balance at Ending at Dec. 31, 2020	1,195,563	1,195,694			(131)
Balance at Beginning at Mar. 31, 2020		1,202,835
Distribution to members		(48)
Equity-based compensation		442
Impacts of Reorganization Transactions and Intial Public Offering IPO
Net loss subsequent to Reorganization Transactions		(11,498)
Balance at Ending at Jun. 30, 2020		1,191,731
Distribution to members		(2,059)
Equity-based compensation		458
Impacts of Reorganization Transactions and Intial Public Offering IPO
Net loss subsequent to Reorganization Transactions		(9,962)
Balance at Ending at Sep. 30, 2020		1,180,168
Balance at Beginning at Dec. 31, 2020	1,195,563	1,195,694			(131)
Net loss prior to Reorganization Transactions	(10,487)	(10,487)
Other comprehensive income (loss) prior to Reorganization Transactions					163	$ 163
Equity-based compensation prior to Reorganization Transactions	406	406
Balance at Ending at Mar. 31, 2021	1,185,645	1,185,613			32
Balance at Beginning at Dec. 31, 2020	1,195,563	1,195,694			(131)
Balance at Beginning at Dec. 31, 2020	1,195,563			(109,855)	(131)			$ 1,303,058		$ 2,491
Balance at Beginning, shares at Dec. 31, 2020								130,245,990		474,920
Impacts of Reorganization Transactions and Intial Public Offering IPO
Net loss subsequent to Reorganization Transactions	(46,493)						$ (7,978)
Balance at Ending at Sep. 30, 2021	1,283,084		700,773	(7,978)	24	590,177	$ 88
Balance at Ending , Shares at Sep. 30, 2021							88,263,333		60,020,525
Balance at Beginning at Mar. 31, 2021	1,185,645	1,185,613			32
Net loss prior to Reorganization Transactions	(15,040)	(15,040)
Other comprehensive income (loss) prior to Reorganization Transactions	(19)				(19)
Equity-based compensation prior to Reorganization Transactions	1,615	1,615
Members' contributions prior to Reorganization Transactions	5,500	5,500
Distributions to members prior to Reorganization Transactions	(3,328)	(3,328)
Balance at Ending at Jun. 30, 2021	1,174,373	1,174,360			13
Net loss prior to Reorganization Transactions	(7,816)	(7,816)
Other comprehensive income (loss) prior to Reorganization Transactions	(2)				(2)
Equity-based compensation prior to Reorganization Transactions	(278)	(278)
Distributions to members prior to Reorganization Transactions	(3,811)	(3,811)
Impacts of Reorganization Transactions and Intial Public Offering IPO
Initial effect of the Reorganization Transactions and IPO on noncontrolling interests	(217,446)	$ (1,162,455)	351,075			593,861	$ 73
Initial effect of the Reorganization Transactions and IPO on noncontrolling interests , Shares							72,871,733		61,262,052
Issuance of Class A Common Stock in IPO, net of costs	441,418		441,400				$ 18
Issuance of Class A Common Stock in IPO, net of costs, Shares							17,888,888
Repurchase of Definitive Healthcare Corp. shares in connection with the IPO	(63,212)		(63,209)				$ (3)
Repurchase of Definitive Healthcare Corp. shares in connection with the IPO, Shares							(2,497,288)
Repurchase of Definitive OpCo units in connection with IPO	(29,600)		(29,600)
Repurchase of Definitive OpCo units in connection with IPO, Shares									(1,169,378)
Net loss subsequent to Reorganization Transactions				(7,978)		(5,172)					$ (13,150)
Other comprehensive income subsequent to Reorganization Transactions and IPO	13				13
Equity-based compensation subsequent to Reorganization Transactions	2,595		1,574			1,021
Forfeited incentive units, Shares									(72,149)
Vested incentive units, value			(467)			467
Balance at Ending at Sep. 30, 2021	$ 1,283,084		$ 700,773	$ (7,978)	$ 24	$ 590,177	$ 88
Balance at Ending , Shares at Sep. 30, 2021							88,263,333		60,020,525